Jul-12-05 02:10pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-391 P.002/002 F-004

**Paras Madho**
*Manager*
*Securities Operations*

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

Cert NYS

NYSE

1-8951

RECD S.E.C.

JUL 1 2005

July 12, 2005

[redacted]

05055797

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, M.D.C. HOLDINGS, INC., Medium Term Senior Notes (Fixed Rate Notes) due July 1, 2015 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 12, 2005. Tentative listing date – July 14, 2005.

Sincerely,

Paras Madho

PROCESSED
JUL 13 2005
THOMSON
FINANCIAL

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